Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2017	2016	2015

Current	$3,296	$2,973	$2,564
Deferred	(167)	(4)	83
Change in corporate tax rate	101	–	–

Total income tax provision	$3,230	$2,969	$2,647

The Tax Cuts and Jobs Act, enacted on December 22, 2017, lowered the federal income tax rate from 35% to 21% effective January 1, 2018. As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $101 thousand.

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2017	2016	2015

Expected provision using statutory federal income tax rate	$3,513	$3,300	$2,947
Effect of bond and loan tax-exempt income	(251)	(241)	(216)
Interest expense associated with carrying certain tax exempt bonds and loans	6	5	4
Bank owned life insurance income	(121)	(94)	(92)
Other	83	(1)	4

Total income tax provision	$3,230	$2,969	$2,647

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:

(Dollars in thousands)	2017	2016

Allowance for loan losses	$1,275	$1,957
Net operating loss carryforward	–	84
Unrealized loss on securities available-for-sale	176	450
Other	50	29

Deferred tax assets	1,501	2,520

Premises and equipment	(363)	(384)
Federal Home Loan Bank stock dividends	(376)	(609)
Deferred loan fees	(232)	(362)
Prepaid expenses	(89)	(182)
Other	(279)	(380)

Deferred tax liabilities	(1,339)	(1,917)

Net deferred tax asset	$162	$603

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Income. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2014.